SCHEDULE OF OUTSTANDING STOCK WARRANTS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021	May 31, 2020
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding, Beginning balance	806,126	789,063	803,001
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 10.38	$ 83.01	$ 83.01
Number of shares stock warrants, Granted	2,315,897	17,063
Weighted Average Exercise Price, Granted	$ 11.05	$ 20.66
Warrants sold to a private investor	100,000
Number of Warrants, Outstanding, Ending balance	3,222,023	806,126	789,063
Weighted Average Exercise Price, Outstanding,Ending balance	$ 29.05	$ 10.38	$ 83.01
Average exercise price warrants sold to a private investor	$ 20.00
Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares stock warrants, Granted		17,063
Weighted Average Exercise Price, Granted		$ 20.66
Warrants sold to a private investor
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